Fair value measurement	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair value measurement

9.	Fair value measurement:

Except for derivative liability – warrant that was measured at level 3 inputs in the three-tier fair value hierarchy, the Company does not have any other financial instruments that are subsequently measured at fair value.